Schedule of Total Operating Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases [Abstract]
Operating lease cost	$ 609	$ 377	$ 1,826	$ 1,130	$ 1,583	$ 1,507	$ 692
Operating cash flows from operating leases	$ 567	$ 380	$ 1,700	$ 1,139